Financial instruments (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Currency		US$
Series H bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 148,159
Currency	UF
Derivative contracts, Maturity	Jan. 04, 2023
Series O bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 58,748
Currency	UF
Derivative contracts, Maturity	Feb. 01, 2022
Series P Bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 134,228
Currency	UF
Derivative contracts, Maturity	Jan. 15, 2028